[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21339
MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS
(Exact name of registrant as specified in charter)
1221 AVENUE OF THE AMERICAS 22ND FLOOR NEW YORK, NY	10020
(Address of principal executive offices)	(Zip code)

RONALD E. ROBISON 1221 AVENUE OF THE AMERICAS 33RD FLOOR NEW YORK, NY 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:	1-888-378-1630

Date of fiscal year end:	10/31

Date of reporting period:	1/31/05

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Money Market Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2005 (unaudited)

	Face Amount	Value
	(000)	(000)
Certificate of Deposit (19.7%)
International Banks (11.0%)
Barclays Bank plc/New York
2.45%, 3/24/05 (b)	$10,000	$10,000
2.50%, 3/31/05 (b)	10,000	10,000
Calyon North America, Inc./New York
2.45%, 8/23/05 (b)	75,000	74,983
Credit Suisse First Boston
2.34%, 2/2/05	100,000	100,000
Fortis Bank/New York
2.19%, 6/9/05	25,000	24,994
Natexis Banques Populaires/New York
2.30%, 3/22/05 (b)	37,500	37,500
Royal Bank of Scotland/New York
2.43%, 4/20/05 (b)	25,000	24,999
Societe Generale NA, Inc.
2.32%, 2/2/05	70,000	70,000
Unicredito Italiano Capital Trust
2.37%, 9/12/05	29,500	29,474
		381,950
Major Banks (8.7%)
UBS AG
1.47%, 5/6/05	25,000	24,998
Wachovia Bank NA
2.55%, 3/23/05	100,000	100,000
Washington Mutual Bank FA
2.35%, 2/2/05	75,000	75,000
2.36%, 2/2/05	75,000	75,000
2.55%, 3/22/05	25,000	25,000
		299,998
Total Certificate of Deposit (Cost $681,948)		681,948
Commercial Paper (53.4%)
Asset Backed- Automotive (4.6%)
Daimlerchrysler Revolving Auto Conduit LLC
2.44%, 3/10/05	30,000	29,925
2.55%, 3/10/05	25,000	24,935
Fcar Owner Trust
2.30%, 2/4/05	25,000	24,995
New Center Asset Trust
2.30%, 2/1/05	50,000	50,000
2.35%, 2/4/05	30,000	29,994
		159,849
Asset Backed- Consumer (6.3%)
Gemini Securitization Corp.
2.33%, 2/1/05 (a)	50,000	50,000
Kitty Hawk Funding Corp.
2.03%, 3/21/05 (a)	20,000	19,946
Old Line Funding LLC
2.30%, 2/1/05 (a)	30,016	30,016
2.34%, 2/2/05 (a)	50,000	49,997
Ranger Funding Corp.
2.36%, 2/2/05 (a)	10,000	10,000
Sheffield Receivables Corp.
2.30%, 2/2/05 - 2/3/05 (a)	40,000	39,996
2.55%, 2/25/05 (a)	17,500	17,470
		217,425
Asset Backed- Corporate (3.2%)
Atlantis One Funding Corp.
1.87%, 2/15/05 (a)	30,000	29,978
1.93%, 2/22/05 (a)	10,000	9,989
2.02%, 3/15/05 (a)	12,500	12,470
2.92%, 8/1/05 (a)	28,125	27,719
Eureka Securitization, Inc.
2.31%, 2/4/05 (a)	15,000	14,997
Moat Funding LLC
2.48%, 5/4/05 (a)	15,000	14,906
		110,059

Asset Backed- Diversified (0.5%)
Fairway Finance Corp.
2.55%, 2/28/05 (a)	16,888	16,856
Asset Backed- Mortgage (1.1%)
Sydney Capital Corp.
2.32%, 2/2/05 (a)	15,330	15,329
2.51%, 4/19/05 (a)	23,590	23,464
		38,793
Asset Backed- Securities (15.3%)
Amstel Funding Corp.
2.33%, 2/23/05 (a)	20,000	19,972
Beta Finance, Inc.
2.00%, 3/15/05	48,500	48,387
2.16%, 4/6/05	10,000	9,962
2.18%, 2/16/05	11,000	10,990
CC USA, Inc.
2.00%, 3/10/05 (a)	18,110	18,073
2.03%, 3/21/05 - 3/22/05 (a)	43,300	43,182
2.16%, 4/6/05 (a)	20,000	19,924
2.25%, 2/10/05 (a)	28,000	27,984
Clipper Receivables Co., LLC
2.34%, 2/2/05	50,000	49,997
2.53%, 3/1/05	40,000	39,921
2.55%, 3/4/05	85,000	84,814
Dorada Finance, Inc.
1.98%, 3/1/05 (a)	25,000	24,961
2.05%, 3/23/05 (a)	20,500	20,442
2.16%, 3/30/05 (a)	9,000	8,969
Galaxy Funding, Inc.
2.12%, 2/1/05	15,000	15,000
Grampian Funding LLC
2.17%, 4/19/05 (a)	10,000	9,954
2.59%, 4/14/05 (a)	25,000	24,871
Scaldis Capital LLC
1.92%, 2/16/05	29,467	29,443
2.17%, 4/8/05 (a)	10,000	9,960
2.26%, 4/22/05 (a)	10,000	9,950
		526,756
Banking (0.7%)
HSBC Bank USA, Inc.
2.63%, 5/3/05	25,000	24,835
Diversified Financial Services (2.7%)
General Electric Capital Corp.
2.00%, 3/15/05	50,000	49,883
2.05%, 4/8/05	20,000	19,925
2.91%, 9/9/05	25,000	24,563
		94,371
Finance - Automotive (0.7%)
Toyota Motor Credit Corp.
1.75%, 2/1/05	25,000	25,000
Finance - Consumer (0.7%)
Pfizer, Inc.
2.92%, 8/30/05 (a)	25,000	24,581
Finance - Corporate (5.1%)
CIT Group, Inc.
2.28%, 2/3/05	25,000	24,997
2.36%, 2/8/05	50,000	49,977
2.55%, 3/16/05 (a)	25,000	24,924
2.55%, 3/22/05 - 3/28/05	77,787	77,505
		177,403
Insurance (1.5%)
Irish Life & Permanent plc
2.65%, 4/22/05 (a)	50,000	49,708
International Banks (7.4%)
Barclays US Funding Corp.
2.35%, 2/2/05	60,000	59,996
2.56%, 6/3/05	40,000	39,656
Calyon North America, Inc./New York
2.30%, 2/1/05	63,250	63,250
KBC Financial Products International Ltd.
2.31%, 3/2/05 (a)	30,000	29,944
San Paolo Imi US Financial. Co.
2.33%, 2/2/05	60,000	59,996
		252,842

Investment Bankers/Brokers/Services (2.9%)
Citigroup Global Markets Holdings, Inc.
2.30%, 2/2/05	50,000	49,997
Goldman Sachs Group, Inc.
2.32%, 2/1/05 - 2/2/05	50,000	49,998
		99,995
United Kingdom Government Agencies (0.7%)
Network Rail CP Finance plc
2.15%, 4/6/05	25,000	24,905
Total Commercial Paper (Cost $1,843,378)		1,843,378
Corporate Notes (17.4%)
Asset Backed- Securities (3.2%)
Beta Finance, Inc.
2.29%, 3/29/05 (a)(b)	7,500	7,500
CC USA, Inc.
1.82%, 6/17/05 (a)	20,000	19,979
2.72%, 4/25/05 (a)(b)	25,000	25,004
Dorada Finance, Inc.
2.41%, 3/18/05 (a)(b)	17,500	17,499
2.48%, 8/15/05 (a)(b)	40,000	40,003
		109,985
Diversified Financial Services (0.5%)
General Electric Capital Corp.
2.62%, 3/15/05 (b)	13,000	13,003
2.78%, 3/21/05 (a)(b)	4,000	4,001
		17,004
Finance - Automotive (1.4%)
American Honda Finance Corp.
2.39%, 2/11/05 (a)(b)	28,000	28,001
Toyota Motor Credit Corp.
2.45%, 6/22/05 (b)	20,000	19,999
		48,000
Financial Services (1.2%)
Metropolitan Life Global Funding l
2.46%, 8/26/05 (a)(b)	40,000	40,023
International Banks (2.0%)
HBOS Treasury Services plc
2.49%, 6/10/05 (a)(b)	30,000	30,005
2.53%, 3/14/05 (a)(b)	25,000	25,003
Westpac Banking Corp./New York
2.67%, 4/25/05 (b)	15,000	15,001
		70,009
Investment Bankers/Brokers/Services (6.5%)
Bank of America Corp.
2.58%, 2/20/06 (b)	75,000	75,000
Goldman Sachs Group, Inc.
2.52%, 2/14/05 - 9/12/05 (b)	100,000	100,000
Merrill Lynch & Co., Inc.
2.66%, 10/3/05 (b)	50,000	50,045
		225,045
Major Banks (2.6%)
Bank of America NA/Charlotte NC
2.32%, 12/9/05 (b)	50,000	50,000
Standard Federal Bank NA
2.57%, 3/22/05	40,000	40,000
		90,000
Total Corporate Notes (Cost $600,066)		600,066
Discount Notes (0.7%)
U.S. Government & Agency Securities (0.7%)
Federal National Mortgage Association
1.90%, 2/14/05 (Cost $24,983)	25,000	24,983
Repurchase Agreements (8.9%)

Bear Stearns Cos., Inc., 2.30%, dated 1/6/05, due 2/2/05, repurchase price $90,155; fully collateralized by U.S. government agencies securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Adjustable Rate Mortgages: 4.158% - 4.621%, due 12/1/32 - 1/1/35 and Federal National Mortgage Association, Adjustable Rate Mortgages: 4.132% - 4.55%, due 7/1/33 - 1/1/35, valued at $91,800.	90,000	90,000
Goldman Sachs Group, Inc., 2.49%, dated 1/31/05, due 2/1/05, repurchase price $215,780; fully collateralized by U.S. government agencies securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Gold Pools: 4.60%, due 11/1/18, Federal Home Loan Mortgage Corp., Adjustable Rate Mortgages: 5.062%, due 10/1/33, valued at $220,090.	215,765	215,765

Total Repurchase Agreements(Cost $305,765)	305,765
Total Investments (100.1%) (Cost $3,456,140)	3,456,140
Liabilities in Excess of Other Assets (-0.1%)	(2,863)
Net Assets (100%)	$3,453,277

(a)                                  144A Security — certain conditions for public sale may exist.  Unless otherwise noted, these securities are deemed to be liquid.

(b)                                 Variable/Floating Rate Security — interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on January 31, 2005.

Prime Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2005 (unaudited)

	Face Amount (000)	Value (000)
Certificate of Deposit (9.3%)
Major Banks (9.3%)
Citibank NA
2.44%, 3/14/05	$150,000	$150,000
SunTrust Bank
2.53%, 4/1/05 - 8/5/05 (b)	150,000	149,986
Wachovia Bank NA
2.55%, 3/23/05	300,000	300,000
Washington Mutual Bank FA
2.30%, 2/2/05	100,000	100,000
2.35%, 2/2/05	300,000	300,000
2.36%, 2/2/05	225,000	225,000
2.55%, 3/22/05	80,000	80,000
Total Certificate of Deposit (Cost $1,304,986)		1,304,986
Commercial Paper (54.3%)
Asset Backed- Automotive (4.1%)
Daimlerchrysler Revolving Auto Conduit LLC
2.30%, 2/3/05	100,000	99,987
2.34%, 2/4/05	65,263	65,250
2.44%, 3/10/05	47,390	47,272
2.53%, 3/1/05	38,904	38,828
2.55%, 3/10/05	25,151	25,085
New Center Asset Trust
1.98%, 2/22/05 - 2/28/05	150,000	149,794
2.30%, 2/1/05	25,000	25,000
2.35%, 2/4/05	118,200	118,177
		569,393
Asset Backed- Consumer (10.2%)
Gemini Securitization Corp.
2.28%, 2/1/05 (a)	50,202	50,202
2.31%, 2/2/05 - 2/3/05 (a)	277,370	277,349
2.53%, 3/22/05 (a)	25,108	25,022
Kitty Hawk Funding Corp.
2.03%, 3/21/05 (a)	23,251	23,188
Old Line Funding LLC
2.35%, 2/2/05 - 2/3/05 (a)	130,230	130,219
Sheffield Receivables Corp.
2.30%, 2/2/05 (a)	55,000	54,996
2.53%, 3/1/05 (a)	236,510	236,045
2.55%, 2/25/05 (a)	14,510	14,485
2.56%, 2/8/05 (a)	215,000	214,893
Thames Asset Global Securitization
2.43%, 2/7/05	250,000	249,899
2.48%, 2/22/05 (a)	152,359	152,139
		1,428,437
Asset Backed- Corporate (10.1%)
Amsterdam Funding Corp.
2.32%, 2/1/05 (a)	130,000	130,000
Atlantis One Funding Corp.
1.87%, 2/15/05 (a)	40,000	39,971
1.91%, 2/16/05 (a)	50,000	49,960
1.93%, 2/22/05 (a)	25,000	24,972
2.02%, 3/15/05 (a)	14,395	14,361
2.15%, 4/1/05 (a)	70,000	69,755
2.49%, 5/16/05 (a)	86,000	85,386
2.51%, 3/7/05 (a)	113,514	113,246
2.87%, 7/18/05 (a)	52,011	51,328
CAFCO LLC
2.13%, 2/2/05 (a)	70,000	69,996
2.30%, 2/1/05 (a)	75,000	75,000
Ciesco-LP
2.29%, 2/2/05	100,000	99,994
Eureka Securitization, Inc.
2.31%, 2/4/05 (a)	35,000	34,993
Moat Funding LLC
2.14%, 2/1/05 (a)	120,000	120,000
2.31%, 5/2/05 (a)	75,000	74,569
2.48%, 5/4/05 (a)	58,000	57,636
2.79%, 6/15/05	50,000	49,486
Tulip Funding Corp.
2.54%, 2/28/05 (a)	262,797	262,297
		1,422,950

Asset Backed- Diversified (1.9%)
CRC Funding
2.47%, 2/1/05 (a)	133,896	133,896
Fairway Finance Corp.
2.31%, 2/3/05 (a)	61,634	61,626
2.50%, 2/22/05 (a)	73,928	73,820
		269,342
Asset Backed- Mortgage (1.1%)
Sydney Capital Corp.
2.25%, 2/10/05 (a)	49,770	49,742
2.50%, 2/25/05 (a)	102,320	102,149
		151,891
Asset Backed- Securities (12.2%)
Amstel Funding Corp.
2.33%, 2/23/05 (a)	100,000	99,858
2.80%, 7/11/05 (a)	64,507	63,713
Beta Finance, Inc.
2.15%, 4/13/05	50,000	49,789
2.18%, 2/16/05	50,000	49,955
Cancara Asset Securitisation, Ltd.
2.33%, 2/3/05 (a)	45,481	45,475
CC USA, Inc.
2.02%, 3/10/05 (a)	75,000	74,845
2.03%, 3/21/05 - 3/22/05 (a)	45,000	44,877
2.16%, 3/30/05 (a)	18,042	17,981
Clipper Receivables Co., LLC
2.31%, 2/3/05	50,000	49,993
2.34%, 2/1/05 - 2/2/05	450,000	449,985
2.54%, 3/1/05	190,000	189,625
2.55%, 3/4/05	15,000	14,967
Dorada Finance, Inc.
1.98%, 3/1/05 (a)	50,000	49,923
2.05%, 3/23/05 (a)	35,000	34,901
Galaxy Funding, Inc.
2.12%, 2/2/05 (a)	55,000	54,997
Grampian Funding LLC
2.17%, 4/19/05 (a)	38,000	37,824
2.59%, 4/14/05 (a)	175,000	174,097
2.77%, 6/22/05 (a)	140,000	138,497
Scaldis Capital LLC
2.17%, 4/8/05 (a)	40,000	39,842
2.26%, 4/22/05 (a)	29,989	29,839
		1,710,983
Banking (1.1%)
Bank of America Corp.
2.15%, 4/6/05	100,000	99,620
HSBC Bank USA
2.63%, 5/3/05	50,000	49,669
		149,289
Diversified Financial Services (0.9%)
General Electric Capital Corp.
1.75%, 2/1/05	25,000	25,000
2.00%, 3/15/05	100,000	99,767
		124,767
Finance - Automotive (0.4%)
Toyota Motor Sales USA, Inc.
2.57%, 6/1/05	60,000	59,490
Finance - Consumer (2.1%)
Pfizer, Inc.
2.50%, 3/21/05 (a)	106,000	105,648
2.62%, 5/3/05 (a)	83,056	82,510
2.92%, 8/30/05 (a)	106,750	104,963
		293,121
Finance - Corporate (3.0%)
CIT Group, Inc.
2.28%, 2/3/05	25,000	24,997
2.35%, 2/11/05	96,000	95,938
2.36%, 2/8/05	50,000	49,977
2.51%, 3/7/05	25,000	24,941
2.53%, 3/14/05	25,000	24,928
2.55%, 3/15/05	60,000	59,822
2.56%, 3/22/05	140,000	139,514
		420,117
Insurance (0.3%)
AIG Funding, Inc.
2.28%, 2/2/05	50,000	49,997
Investment Bankers/Brokers/Services (6.9%)
Bear Stearns Cos., Inc.
2.54%, 3/14/05	150,000	149,568

Citigroup Global Markets Holdings, Inc.
2.30%, 2/2/05	250,000	249,984
Credit Suisse First Boston USA, Inc.
2.22%, 2/9/05	68,900	68,866
2.51%, 3/18/05	100,000	99,687
Goldman Sachs Group, Inc.
2.31%, 2/1/05	150,000	150,000
2.32%, 2/2/05	250,000	249,984
		968,089
Total Commercial Paper (Cost $7,617,866)		7,617,866
Corporate Notes (16.3%)
Asset Backed- Securities (5.9%)
Beta Finance, Inc.
2.29%, 3/29/05 (a)(b)	50,000	49,998
2.68%, 6/13/05 (a)(b)	30,000	30,014
CC USA, Inc.
1.82%, 6/17/05 (a)	42,500	42,455
2.36%, 12/1/05 (a)(b)	100,000	99,993
2.40%, 1/17/06 (a)(b)	115,000	114,978
2.46%, 3/29/05 - 9/15/05 (a)(b)	107,000	106,995
2.72%, 4/25/05 (a)(b)	75,000	75,014
Dorada Finance, Inc.
2.40%, 9/12/05 - 1/17/06 (a)(b)	188,000	187,972
2.41%, 3/18/05 (a)(b)	20,000	19,999
2.48%, 8/15/05 (a)(b)	100,000	100,007
		827,425
Banking (1.4%)
Citigroup, Inc.
2.28%, 2/7/05 (b)	55,000	55,001
Fifth Third Bancorp.
2.48%, 11/23/09 (a)(b)	150,000	150,000
		205,001
Diversified Financial Services (0.1%)
General Electric Capital Corp.
2.62%, 3/15/05 (b)	8,000	8,002
2.74%, 2/4/05 (b)	5,000	5,000
2.78%, 3/21/05 (a)(b)	4,000	4,001
		17,003
Financial Services (0.3%)
Metropolitan Life Global Funding l
2.46%, 8/26/05 (a)(b)	42,000	42,024
Insurance (0.5%)
Mass Mutual Global Funding II
2.66%, 12/13/05 (a)(b)	65,000	65,108
Investment Bankers/Brokers/Services (4.5%)
Bank of America Corp.
2.58%, 2/20/06 (b)	273,500	273,500
Goldman Sachs Group, Inc.
2.52%, 2/14/05 - 9/12/05 (b)	300,000	300,000
Merrill Lynch & Co., Inc.
2.87%, 6/13/05 (b)	52,750	52,829
		626,329
Major Banks (3.6%)
Bank of America NA/Charlotte NC
2.32%, 12/9/05 (b)	150,000	150,000
Chase Manhattan Bank USA National Association
2.38%, 5/11/05 (b)	40,000	40,000
Fifth Third Bank
2.32%, 11/1/05 (b)	25,000	24,994
Standard Federal Bank NA
2.57%, 3/22/05	120,000	120,000
US Bank National Association
1.20%, 3/11/05	35,000	34,993
2.22%, 7/18/05	32,500	32,479
World Savings Bank
2.43%, 3/14/05	100,000	99,998
		502,464
Total Corporate Notes (Cost $2,285,354)		2,285,354
Discount Notes (0.7%)
U.S. Government & Agency Securities (0.7%)
Federal National Mortgage Association
1.88%, 2/11/05	50,000	49,974
1.90%, 2/14/05	50,000	49,966
Total Discount Notes (Cost $99,940)		99,940
Repurchase Agreements (19.5%)

Bear Stearns Cos., Inc., 2.30%, dated 1/6/05, due 2/2/05, repurchase price $100,173; fully collateralized by U.S. government agencies securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Adjustable Rate Mortgages: 4.078% - 4.872%, due 11/1/32 - 1/1/35 and Federal National Mortgage Association, Adjustable Rate Mortgages: 3.528% - 4.85%, due 2/1/34 - 3/1/38, valued at $102,002.	100,000	100,000
Bear Stearns Cos., Inc., 2.52%, dated 1/31/05, due 2/1/05, repurchase price $200,014; fully collateralized by U.S. government agencies securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Adjustable Rate Mortgages: 4.86%, due 9/1/34, Federal National Mortgage Association, 6.014%, due 5/1/09, and Federal National Mortgage Association, Adjustable Rate Mortgages: 3.852% - 5.102%, due 12/12/12 - 1/1/35, valued at $204,000.	200,000	200,000
Goldman Sachs Group, Inc., 2.49%, dated 1/31/05, due 2/1/05, repurchase price $2,095,260; fully collateralized by U.S. government agencies securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Gold Pools: 4.00% to 7.50%, due 10/1/08 to 1/1/35, Federal Home Loan Mortgage Corp., Adjustable Rate Mortgages: 3.278% to 5.062%, due 9/1/20 to 2/1/35, Federal National Mortgage Association, 4.00% to 9.00%, due 4/1/13 to 1/1/35, Federal National Mortgage Association, Adjustable Rate Mortgages: 3.224% to 5.393%, due 4/1/14 to 1/1/35, valued at $2,137,017.	2,095,115	2,095,115
Merrill Lynch & Co., Inc., 2.29%, dated 1/4/05, due 2/2/05, repurchase price $350,646; fully collateralized by U.S. government agencies securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Gold Pools: 4.00% - 9.50%, due 4/1/05 - 1/1/35, Federal Home Loan Mortgage Corp., Non-Gold Pools: 8.50% - 10.50%, due 11/1/05 - 8/1/08 and Federal National Mortgage Association, 4.50% - 8.50%, due 2/1/06 - 1/1/35, valued at $357,004.	350,000	350,000
Total Repurchase Agreements(Cost $2,745,115)		2,745,115
Total Investments (100.1%) (Cost $14,053,261)		14,053,261
Liabilities in Excess of Other Assets (-0.1%)		(18,720)
Net Assets (100%)		$14,034,541

(a)                                  144A Security — certain conditions for public sale may exist.  Unless otherwise noted, these securities are deemed to be liquid.

(b)                                 Variable/Floating Rate Security — interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on January 31, 2005.

Government Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2005 (unaudited)

	Face Amount (000)	Value (000)
U.S. Government & Agency Securities (36.3%)
Discount Notes (13.0%)
Federal Farm Credit Bank
2.26%, 7/5/05	$1,000	$990
Federal Home Loan Bank
2.23%, 6/9/05	250	248
2.24%, 7/8/05	1,000	990
2.41%, 3/2/05	3,750	3,743
Federal Home Loan Mortgage Corporation
1.80%, 2/25/05	1,500	1,498
2.19%, 4/5/05	900	897
2.26%, 2/1/05	15,733	15,733
2.28%, 2/2/05	21,216	21,215
2.31%, 7/26/05	900	890
2.36%, 4/19/05	7,000	6,965
2.40%, 6/30/05	2,000	1,980
2.44%, 3/22/05	25,000	24,917
2.46%, 5/17/05	3,000	2,979
2.48%, 4/12/05	3,667	3,649
2.60%, 5/3/05	3,353	3,331
2.65%, 9/20/05	6,000	5,900
2.69%, 6/28/05	9,000	8,902
2.80%, 8/8/05	4,000	3,942
2.82%, 11/15/05	2,000	1,956
3.05%, 12/12/05	5,000	4,870
Federal National Mortgage Association
1.92%, 2/9/05	1,000	1,000
2.15%, 2/1/05	13,625	13,625
2.18%, 2/2/05	22,256	22,255
2.46%, 3/9/05	1,745	1,741
		154,216
U.S. Agency Securities (23.3%)
Federal Farm Credit Bank
1.75%, 4/8/05	4,750	4,747
2.25%, 2/7/05 (a)	14,000	14,000
2.28%, 4/20/06 (a)	15,000	14,999
2.46%, 6/23/05 (a)	1,350	1,350
Federal Home Loan Bank
1.00%, 8/2/06 (a)	20,000	19,982
1.48%, 6/16/05	1,000	997
2.17%, 5/16/06 (a)	6,500	6,494
2.26%, 8/26/05 - 10/3/05 (a)	41,500	41,489
2.27%, 7/15/05 (a)	30,000	29,998
2.28%, 1/27/06 - 6/2/06 (a)	26,500	26,486
2.31%, 8/2/05 (a)	15,000	14,998
2.32%, 9/8/05 (a)	30,000	29,985
2.35%, 9/12/05 (a)	20,000	19,991
2.38%, 9/16/05 (a)	20,000	19,996
2.45%, 10/5/05 (a)	1,670	1,669
4.63%, 4/15/05	8,000	8,040
Federal Home Loan Mortgage Corporation
2.09%, 2/4/05 (a)	5,000	5,000
2.17%, 11/7/05 (a)	600	600
2.41%, 9/9/05 (a)	11,050	11,051
2.88%, 9/15/05	3,000	3,008
Federal National Mortgage Association
2.23%, 2/18/05 (a)	150	150
		275,030
Total U.S. Government & Agency Securities (Cost $429,246)		429,246
Repurchase Agreements (65.5%)
Bear Stearns Cos., Inc., 2.28%, dated 1/11/05, due 2/1/05, repurchase price $12,016 (b)	12,000	12,000

Bear Stearns Cos., Inc., 2.28%, dated 1/25/05, due 2/1/05, repurchase price $30,013 (b)	30,000	30,000
Bear Stearns Cos., Inc., 2.30%, dated 1/6/05, due 2/2/05, repurchase price $10,017 (b)	10,000	10,000
Bear Stearns Cos., Inc., 2.32%, dated 1/26/05, due 2/2/05, repurchase price $55,025 (b)	55,000	55,000
Bear Stearns Cos., Inc., 2.50%, dated 1/31/05, due 2/1/05, repurchase price $14,001 (c)	14,000	14,000
Bear Stearns Cos., Inc., 2.52%, dated 1/31/05, due 2/1/05, repurchase price $50,004 (c)	50,000	50,000
Goldman Sachs Group, Inc., 2.49%, dated 1/31/05, due 2/1/05, repurchase price $265,308; fully collateralized by U.S. government agencies securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Adjustable Rate Mortgages: 5.062%, due 10/1/33, Federal National Mortgage Association, Adjustable Rate Mortgages: 4.846%, due 12/1/34, Federal National Mortgage Association, 4.00%, due 9/1/33, valued at $270,595.	265,290	265,290
Merrill Lynch & Co., Inc., 2.50%, dated 1/31/05, due 2/1/05, repurchase price $189,013; fully collateralized by U.S. government agencies securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Gold Pools: 4.00% - 9.50%, due 5/1/19 - 1/1/35, Federal Home Loan Mortgage Corp., Non-Gold Pools: 6.50%, due 9/1/07 and Federal National Mortgage Association, 4.00% - 8.50%, due 9/1/07 - 1/1/35, valued at $192,780.	189,000	189,000
UBS Securities LLC, 2.28%, dated 1/25/05, due 2/1/05, repurchase price $30,013; fully collateralized by U.S. government agencies securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Adjustable Rate Mortgages: 4.518%, due 7/1/25 and Federal National Mortgage Association, Adjustable Rate Mortgages: 3.887% to 4.656%, due 10/1/34 to 1/1/35, valued at $30,602.	30,000	30,000
UBS Securities LLC, 2.28%, dated 1/4/05, due 2/2/05, repurchase price $80,147; fully collateralized by U.S. government agencies securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Adjustable Rate Mortgages: 4.849%, due 6/1/33 and Federal National Mortgage Association, Adjustable Rate Mortgages: 3.516% to 4.831%, due 6/1/30 to 1/1/35, valued at $81,600.	80,000	80,000
UBS Securities LLC, 2.50%, dated 1/31/05, due 2/1/05, repurchase price $38,003; fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: U.S. Treasury Bill, 1.435%, due 2/3/05, valued at $38,765.	38,000	38,000
Total Repurchase Agreements (Cost $773,290)		773,290
Total Investments (101.8%) (Cost $1,202,536)		1,202,536
Liabilities in Excess of Other Assets (-1.8%)		(21,228)
Net Assets (100%)		$1,181,308

(a)	Variable/Floating Rate Security — interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on January 31, 2005.

(b)

These repurchase agreements were fully collateralized by U.S. government agencies securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Adjustable Rate Mortgages: 4.224% to 5.73%, due 7/1/32 - 9/1/34 and Federal National Mortgage Association, Adjustable Rate Mortgages: 3.746% - 4.514%, due 7/1/33 - 1/1/35, valued at $109,143,000.

(c)

These repurchase agreement were fully collateralized by U.S. government agencies securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Adjustable Rate Mortgages: 3.817% - 5.317%, due 6/1/32 - 12/1/34, valued at $65,284,000.

Treasury Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2005 (unaudited)

	Face Amount (000)	Value (000)
U.S. Treasury Securities (17.0%)
U.S. Treasury Bills (13.9%)
U.S. Treasury Bills
1.72%, 2/17/05	$1,000	$999
1.74%, 2/24/05	1,000	999
1.89%, 3/17/05	2,000	1,995
1.92%, 3/24/05	2,000	1,995
1.95%, 3/31/05 - 4/14/05	3,500	3,488
1.96%, 4/7/05	2,000	1,993
1.99%, 3/10/05	2,000	1,996
		13,465
U.S. Treasury Notes (3.1%)
U.S. Treasury Notes
1.50%, 7/31/05	1,000	997
2.00%, 8/31/05	2,000	1,996
		2,993
Total U.S Treasury Securities (Cost $16,458)		16,458
Repurchase Agreements (83.1%)
Bear Stearns Cos., Inc., 2.17%, dated 1/5/05, due 2/2/05, repurchase price $8,014; fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: U.S. Treasury Bills, 2.689%, due 6/23/05 and U.S. Treasury Notes, 2.875% - 3.375%, due 11/30/06 - 9/15/09, valued at $8,165.	8,000	8,000
CS First Boston LLC, 2.42%, dated 1/31/05, due 2/1/05, repurchase price $18,641; fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: U.S. Treasury Notes, 3.00%, due 12/31/06, valued at $19,014.	18,640	18,640
Deutsche Bank Securities, Inc., 2.45%, dated 1/31/05, due 2/1/05, repurchase price $19,001; fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: U.S. Treasury Notes, 4.25%, due 11/15/14, valued at $19,381.	19,000	19,000
Merrill Lynch & Co., Inc., 2.38%, dated 1/31/05, due 2/1/05, repurchase price $15,901; fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: U.S. Treasury Notes, 3.625%, due 1/15/10 and U.S. Treasury Strips, 3.00% - 4.25%, due 11/15/05 - 8/15/14, valued at $16,219.	15,900	15,900
UBS Securities LLC, 2.43%, dated 1/31/05, due 2/1/05, repurchase price $19,001; fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: U.S. Treasury Notes, 3.50%, due 11/15/09, valued at $19,383.	19,000	19,000
Total Repurchase Agreements (Cost $80,540)		80,540
Total Investments (100.1%) (Cost $96,998)		96,998
Liabilities in Excess of Other Assets (-0.1%)		(85)
Net Assets (100%)		$96,913

Tax-Exempt Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2005 (unaudited)

	Face Amount (000)	Value (000)
Tax-Exempt Instruments (100.6%)
Commercial Paper (14.3%)
Austin, TX, Combined Utility Systems, Series 2002A
1.77%, 2/22/05	$2,000	$2,000
Broward County, FL, Sales Tax, Series A
1.85%, 2/8/05	1,650	1,650
Jacksonville, FL, Series A
1.83%, 2/23/05	2,000	2,000
Massachusetts Health & Educational Facilities Authority, Harvard University, Series EE
1.75%, 2/23/05	1,000	1,000
Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax, Series 2004 A
1.75%, 2/10/05	2,500	2,500
New Hampshire, 1998, Series A BANs
1.70%, 2/9/05	1,000	1,000
Ohio State University, General Receipts, Series 2004 F
1.75%, 2/17/05	2,000	2,000
Puerto Rico Government Development Bank, Series 1986
1.92%, 3/16/05	1,170	1,170
2.00%, 5/12/05	2,872	2,872
San Antonio, TX, Electric & Gas, Series 1995 A
1.75%, 2/16/05	2,200	2,200
Sunshine State Governmental Financing Commission, FL, Miami-Dade County, Series G
1.72%, 2/11/05	1,485	1,485
University of Texas Regents, Permanent University Fund, Series A
1.85%, 2/24/05	1,000	1,000
		20,877
Daily Variable Rate Bonds (1.0%)
Clarksville Public Building Authority, TN, Pooled Financing, Series 2003
1.92%, 1/1/33	200	200
Hapeville Development Authority, GA, Hapeville Hotel Ltd, Series 1985
1.90%, 11/1/15	300	300
Harris County Health Facilities Development Corp., Methodist Hospital, Series 2002
1.90%, 12/1/32	300	300
Montgomery County Public Building Authority, TN, Pooled Financing, Series 2002
1.92%, 4/1/32	300	300
Rhode Island Health & Educational Building Corp., Care New England, Series 2002 A
1.92%, 9/1/32	200	200
Uinta County, WY, Chevron USA, Series 1997
1.90%, 8/15/20	100	100
		1,400
Municipal Bonds & Notes (11.5%)
California, Series 2004-2005 RANs
3.00%, 6/30/05	1,000	1,005
Kentucky Association of Counties Advance Revenue Program, Series 2004 A COPs TRANs
3.00%, 6/30/05	1,000	1,005
Marlboro Central School District, NY, Series 2004 BANs
2.75%, 4/15/05	1,000	1,001
New Hampshire, Series 2004 RANs
2.20%, 6/1/05	2,500	2,501
Orono Independent School District No. 278, MN, Aid Anticipation Certificates, Series 2004 A
2.75%, 8/29/05	1,000	1,006
Pioneer Valley Transit Authority, MA, Series 2004 RANs
2.75%, 8/5/05	1,000	1,004
Reynoldsburg City School District, OH, Series 2005 BANs
3.00%, 6/24/05	1,000	1,004
South Jefferson Central School District, NY, Series 2005 RANs
3.00%, 6/28/05	1,000	1,003
Spencer-Van Etten Central School District, NY, Series 2004 BANs

3.00%, 6/17/05	515	517
Texas, Series 2004 TRANs
3.00%, 8/31/05	2,215	2,226
Tompkins-Seneca-Tioga BOCES, RANs, Series 2005
3.25%, 6/30/05	1,200	1,204
Troy City School District, OH, Series 2005 BANs
3.00%, 6/28/05	1,305	1,311
Waldwick, NJ, Series 2004 TANs
2.50%, 2/15/05	300	300
Youngstown City School District, OH, Series 2004 BANs
2.00%, 3/9/05	1,750	1,751
		16,838
Weekly Variable Rate Bonds (73.8%)
American Public Energy Agency, NE, National Public Gas Agency, Series 2003 A
1.87%, 2/1/14	5,000	5,000
Arizona Tourism & Sports Authority, Multipurpose Stadium, Series 2003 A ROCs II-R, Series 2134 (MBIA)
1.89%, 7/1/21	1,795	1,795
Austin, TX, Water & Wastewater System, Series 2004 (FSA)
1.83%, 5/15/24	200	200
Bexar County Housing Finance Corp., TX, Multi-Family P-FLOATs PT-2082
1.88%, 1/20/10	1,500	1,500
Centerra Metropolitan District No. 1, CO, Series 2004
1.87%, 12/1/29	4,900	4,900
Charlotte, NC, Convention Facility, Series 2003 B COPs
1.90%, 12/1/21	5,950	5,950
Chicago Board of Education, IL, Series 2004D (FSA)
1.87%, 3/1/23	4,000	4,000
Chicago, IL, Series 1997
1.85%, 1/1/12	1,625	1,625
Clackamas County Hospital Facility Authority, OR, Legacy Health System, Series 2003
1.84%, 2/15/30	1,000	1,000
Colorado Health Facilities Authority, Sisters of Charity of Leavenworth Health System, Series 2002
1.83%, 12/1/32	1,200	1,200
Denver Urban Renewal Authority, CO, Stapleton Senior Tax Increment, Series 2004 A-1 P-FLOATs, Series PT-999
1.93%, 10/7/06	1,500	1,500
Detroit, MI, Water Supply System Refunding Second Lien, Series 2001-C (FGIC)
1.84%, 7/1/29	1,400	1,400
Fort Wayne, IN, Health Quest Realty X, Series 1993 A TOBs (FHA)
2.03%, 8/1/13	1,600	1,600
Franklin Community Multi-School Building Corp., IN, Series 2004 ROCs II-R, Series 2140 (FGIC)
1.89%, 7/15/21	1,165	1,165
Georgia, PUTTERs, Series 440
1.86%, 5/1/10	1,995	1,995
Glendale Heights, IL, Glendale Lakes, Series 2000
1.85%, 3/1/30	2,445	2,445
Hamilton County, OH, Twin Towers and Twin Lakes, Series 2003 A
1.87%, 7/1/23	1,500	1,500
Harris County Industrial Development Corp., TX, Baytank, Inc., Series 1998
1.83%, 2/1/20	2,200	2,200
Holt Public Schools, MI, Refunding, Series 2002
1.85%, 5/1/30	1,950	1,950
Houston, TX, Combined Utility System MERLOTs 2004, Series C13 (MBIA)
1.91%, 5/15/25	1,310	1,310
Illinois Development Finance Authority, Jewish Federation of Metropolitan Chicago, Series 1999 (Ambac)
1.85%, 9/1/24	2,980	2,980
Illinois Housing Development Authority, Village Center Development, Series 2004
1.84%, 3/1/20	1,900	1,900
Illinois, PUTTERs, Series 409
1.88%, 3/1/12	930	930
Indiana Educational Facilities Authority, Bethel College, Series 2004
1.84%, 2/1/34	1,900	1,900
King County, WA, Harborview Medical Center ROCs II-R, Series 5036 (Ambac)
1.89%, 12/1/13	1,830	1,830
Maine Health & Higher Educational Facilities Authority, VHA of New England Capital Asset Financing 1985, Series B (Ambac)
1.86%, 12/1/25	1,400	1,400

Massachusetts Health & Educational Facilities Authority, Cape Cod Healthcare Obligated Group 2004, Series D (Assured Guaranty)
1.92%, 11/15/35	2,000	2,000
Merrillville, IN, Southlake Care Center, Series 1992 A TOBs (FHA)
2.03%, 7/1/11	705	705
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, TN, Vanderbilt University, Series 2005 A-2
1.77%, 10/1/44	1,510	1,510
Michigan Strategic Fund, The Van Andel Research Institute, Series 2001
1.85%, 12/1/21	2,100	2,100
Municipal Securities Pooled Trust Receipts, Various States, Series 2004 SG P-18
1.99%, 1/1/35	5,150	5,150
New Jersey Transportation Trust Fund Authority, Series 2004 A PUTTERs, Series 503 (FGIC)
1.86%, 6/15/12	2,455	2,455
North Carolina Capital Facilities Finance Agency, Barton College, Series 2004
1.87%, 7/1/19	3,500	3,500
North Carolina Medical Care Commission, Mission-St. Joseph’s Health System, Series 2003
1.90%, 10/1/18	5,845	5,845
North East Independent School District, TX, PUTTERs, Series 393
1.88%, 2/1/12	695	695
Northampton County Higher Education Authority, PA, Lafayette College, Series 1998 A
1.82%, 11/1/28	2,000	2,000
Oak Forest, IL, Homewood South Suburban Mayors & Managers Association, Series 1989
1.84%, 7/1/24	2,050	2,050
Oakland University, MI, Series 2001 (FGIC)
1.85%, 3/1/31	1,610	1,610
Omaha, NE, Eagle #2004001, Class A
1.89%, 4/1/27	1,000	1,000
Palm Beach County, FL, Hospice of Palm Beach County, Inc., Series 2001
1.88%, 10/1/31	1,900	1,900
Pennsylvania Turnpike Commission, Series 2002 A-2
1.83%, 12/1/30	400	400
Pennsylvania, Muni CRVS, Series 2005-2 (FSA)
1.87%, 7/1/14	890	890
Pima County Industrial Development Authority, AZ, El Dorado Hosp, Series 2004
1.87%, 4/1/38	1,000	1,000
Portland Housing Authority, OR, New Market West, Series 2004
1.85%, 4/1/34	675	675
Sayre Health Care Facilities Authority, PA, VHA of Pennsylvania, Inc., Capital Asset Financing, Series 1985 B (Ambac)
1.86%, 12/1/20	1,700	1,700
Snohomish County Public Utility District No. 1, WA, ROCs II-R, Series 4059 (FSA)
1.89%, 12/1/20	660	660
South Carolina Jobs Economic Development Authority, Burroughs & Chapin Business Park, Series 2002
1.90%, 5/1/32	5,300	5,300
South Jordan Municipal Building Authority, UT, Lease Revenues, Series 2004
1.85%, 2/1/29	2,200	2,200
Texas Water Development Board, Revolving Fund Senior Lien, Series 2000 A P-FLOATs PT-2187
1.86%, 7/15/08	1,040	1,040
University of Minnesota Regents, Series 1999 A
1.88%, 1/1/34	1,065	1,065
Virginia Public Building Authority, Series B ROCs II-R, Series 6027
1.89%, 8/1/14	1,400	1,400
West Virginia University Board of Governors, 2004, Series C ROCs II-R, Series 4067 (FGIC)
1.89%, 10/1/24	2,350	2,350
Williamsburg, KY, Cumberland College, Series 2002
1.84%, 9/1/32	1,395	1,395
		107,770
Total Tax-Exempt Instruments(Cost $146,885)		146,885
Total Investments (100.6%) (Cost $146,885)		146,885
Liabilities in Excess of Other Assets (-0.6%)		(883)
Net Assets (100%)		$146,002

Ambac	— Ambac Assurance Corporation
BANs	— Bank Anticipation Notes
FGIC	— Financial Guaranty Insurance Company

FHA	— Federal Housing Administration
FSA	— Financial Security Assurance Inc.
MBIA	— MBIA Insurance Corporation
RANs	— Revenue Anticipation Notes
TANs	— Tax Anticipation Notes
TRANs	— Tax and Revenue Anticipation Notes

Item 2.  Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

[See General Instructions]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Institutional Liquidity Funds
By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	March 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	March 22, 2005

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	March 22, 2005